united states
                       securities and exchange commission
                             washington, d.c. 20549

                                   form n-csr

              certified shareholder report of registered management
                              investment companies

Investment Company Act file number  811-21237
                                   ---------------------------------------------

          Unified Series Trust
--------------------------------------------------------------------------------
                      (Exact name of registrant as specified in charter)

         431  N. Pennsylvania St.       Indianapolis, IN    46204
--------------------------------------------------------------------------------
         (Address of principal executive offices)             (Zip code)

Lynn Wood
Unified Fund Services, Inc.
431 N. Pennsylvania St.
Indianapolis, IN 46204
------------------------------------
(Name and address of agent for service)

Registrant's telephone number, including area code: 317-917-7000

Date of fiscal year end:   11/30
                        ------------

Date of reporting period:  05/31/04
                           --------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1.  Reports to Stockholders.

================================================================================
                               The RiverGuide Fund
================================================================================











                               Semi-Annual Report

                                  May 31, 2004

                                   (Unaudited)








                                  Fund Advisor:

                       Bates Total Asset Management, Inc.
                              401 Junction Highway
                             Kerrville, Texas 78028

                             Toll Free: 877-322-0574


RiverGuide Fund
Schedule of Investments
May 31, 2004 (Unaudited)


Common Stocks - 0.00%                                                                 Shares                   Value
                                                                                   --------------        ------------------

Services-Computer Integrated Systems Design
Scient, Inc.  (Cost $176) (a)                                                                 62                 $ -
                                                                                                         ------------------

                                                                                     Principal
U.S. Treasury & Agency Obligations - 11.92%                                           Amount
                                                                                   --------------
U.S. Treasury Bills  0.0%  07/15/04                                                    $ 400,000                   399,530
                                                                                                         ------------------

TOTAL U.S. TREASURY & AGENCY OBLIGATIONS (Cost $399,530)                                                           399,530
                                                                                                         ------------------

Money Market Securities - 88.28%
Huntington Money Market Fund - Investment Shares, 0.20%  (b)                           2,959,113                 2,959,113
                                                                                                         ------------------

TOTAL MONEY MARKET SECURITIES (Cost $2,959,113)                                                                  2,959,113
                                                                                                         ------------------

TOTAL INVESTMENTS (Cost $3,358,819) - 100.20%                                                                $   3,358,643
                                                                                                         ------------------

Liabilities less other assets - (0.20)%                                                                             (6,732)
                                                                                                         ------------------

TOTAL NET ASSETS - 100.00%                                                                                   $   3,351,911
                                                                                                         ==================

(a) Non-income producing.
(b) Variable rate security; the coupon rate shown represents the rate at May 31, 2004.






See accompanying notes which are an integral part of the financial statements.

                                       1

The RiverGuide Fund
Statement of Assets and Liabilities
May 31, 2004 (Unaudited)



Assets
Investments in securities
    At cost                                                                                            $ 3,358,819
                                                                                                    ===============
    At value                                                                                           $ 3,358,643
Interest receivable                                                                                            326
Receivable for fund shares sold                                                                              8,849
Receivable from advisor                                                                                      2,562
                                                                                                    ---------------
     Total assets                                                                                        3,370,380
                                                                                                    ---------------

Liabilities
Redemptions payable                                                                                         17,697
Other payables and accrued expenses                                                                            772
                                                                                                    ---------------
     Total liabilities                                                                                      18,469
                                                                                                    ---------------

Net Assets                                                                                             $ 3,351,911
                                                                                                    ===============

Net Assets consist of:
Paid in capital                                                                                          5,131,656
Accumulated net investment (loss)                                                                          (36,272)
Accumulated net realized (loss) on investments                                                          (1,743,297)
Net unrealized (depreciation) on investments                                                                  (176)
                                                                                                    ---------------

Net Assets                                                                                             $ 3,351,911
                                                                                                    ===============

Shares outstanding                                                                                       $ 448,538
                                                                                                    ---------------
    (unlimited number of shares issued with no par value)

Net Asset Value
Offering price and redemption price per share                                                               $ 7.47
                                                                                                    ===============




See accompanying notes which are an integral part of the financial statements.

                                       2

The RiverGuide Fund
Statement of Operations
Six months ended May 31, 2004 (Unaudited)



Investment Income
Interest income                                                                                           $ 6,033
                                                                                                    --------------
  Total Income                                                                                              6,033
                                                                                                    --------------

Expenses
Investment advisor fee                                                                                     41,277
Other expenses                                                                                              1,028
                                                                                                    --------------
  Total Expenses                                                                                           42,305
                                                                                                    --------------
Net Investment (Loss)                                                                                     (36,272)
                                                                                                    --------------


Realized & Unrealized Gain (Loss)
Net realized (loss) on investment securities                                                             (809,026)
Change in net unrealized appreciation (depreciation)
   on investment securities                                                                                    (5)
                                                                                                    --------------
Net realized and unrealized gain (loss) on investment securities                                         (809,031)
                                                                                                    --------------
Net (decrease) in net assets resulting from operations                                                 $ (845,303)
                                                                                                    ==============


See accompanying notes which are an integral part of the financial statements.

                                       3

The RiverGuide Fund
Statements of Changes In Net Assets


                                                                                       Period Ended        Year ended
Increase (Decrease) in Net Assets due to:                                              May 31, 2004     Nov. 30, 2003
                                                                                      ----------------   ---------------
Operations
  Net investment (loss)                                                                     $ (36,272)       $ (120,457)
  Net realized gain (loss) on investment securities                                          (809,026)           27,500
  Net realized gain (loss) on options                                                               -          (450,944)
  Net realized gain (loss) on securities sold short                                                 -          (280,902)
  Change in net unrealized appreciation (depreciation)                                             (5)             (388)
                                                                                      ----------------   ---------------
  Net (decrease) in net assets resulting from operations                                     (845,303)         (825,191)
                                                                                      ----------------   ---------------
Distributions
  From net realized gain                                                                            -          (663,778)
                                                                                      ----------------   ---------------
  Total distributions                                                                               -          (663,778)
                                                                                      ----------------   ---------------
Capital Share Transactions
  Proceeds from shares sold                                                                    14,355         2,801,986
  Reinvestment of distributions                                                                     -           433,912
  Amount paid for shares repurchased                                                         (998,995)       (2,086,062)
                                                                                      ----------------   ---------------
  Net increase (decrease) in net assets resulting
     from share transactions                                                                 (984,640)        1,149,836
                                                                                      ----------------   ---------------
Total (Decrease) in Net Assets                                                             (1,829,943)         (339,133)
                                                                                      ----------------   ---------------

Net Assets
  Beginning of period                                                                       5,181,854         5,520,987
                                                                                      ----------------   ---------------

  End of period                                                                           $ 3,351,911       $ 5,181,854
                                                                                      ================   ===============

  Accumulated net investment income (loss)                                                  $ (36,272)              $ -
                                                                                      ----------------   ---------------

Capital Share Transactions
  Shares sold                                                                                   1,637           264,597
  Shares issued in reinvestment of distributions                                                    -            41,168
  Shares repurchased                                                                         (143,558)         (220,119)
                                                                                      ----------------   ---------------

  Net increase (decrease) from capital transactions                                          (141,921)           85,646
                                                                                      ================   ===============

See accompanying notes which are an integral part of the financial statements.
                                       4

The RiverGuide Fund
Financial Highlights
For a share outstanding throughout the period

                                                     Six months ended
                                                       May 31, 2004               Year ended            Period ended
                                                        (Unaudited)              Nov. 30, 2003         Nov. 30, 2002   (a)
                                                   ----------------------     --------------------    -----------------

Selected Per Share Data
Net asset value, beginning of period                              $ 8.78                  $ 10.94              $ 10.00
                                                   ----------------------     --------------------    -----------------
Income from investment operations
  Net investment (loss)                                            (0.08)                   (0.19)               (0.16)
  Net realized and unrealized gain (loss)                          (1.23)                   (0.69)                1.10
                                                   ----------------------     --------------------    -----------------
Total from investment operations                                   (1.31)                   (0.88)                0.94
                                                   ----------------------     --------------------    -----------------
Less Distributions to shareholders:
  From net realized gain                                               -                    (1.28)                   -
                                                   ----------------------     --------------------    -----------------
Total distributions                                                    -                    (1.28)                   -
                                                   ----------------------     --------------------    -----------------

Net asset value, end of period                                    $ 7.47                   $ 8.78              $ 10.94
                                                   ======================     ====================    =================

Total Return                                                     -14.92% (b)               -9.52%                9.40% (b)

Ratios and Supplemental Data
Net assets, end of period (000)                                  $ 3,353                  $ 5,182              $ 5,521
Ratio of expenses to average net assets                            2.31% (c)                2.28%                2.32% (c)
Ratio of net investment income to
   average net assets                                              (1.98)(c)                (1.88)%              (1.62)(c)
Portfolio turnover rate                                          229.87%               81,517.38% (d)        6,493.00%

(a)  For the period December 7, 2001 (Commencement of Operations) through November 30, 2002.
(b)  For periods of less than a full year, total return is not annualized.
(c)  Annualized.
(d)  See Note 10 to the Financial Satetements, "Portfolio Turnover Calculation."




See accompanying notes which are an integral part of the financial statements.
                                       5

                               The RiverGuide Fund
                        Notes to the Financial Statements
                                  May 31, 2004
                                   (Unaudited)
NOTE 1. ORGANIZATION

The RiverGuide Fund (the "Fund") was organized as a non-diversified series of the Unified Series Trust (the "Trust") on December 18, 2002. The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated October 17, 2002 (the "Trust Agreement"). On January 3, 2003 the Fund acquired all of the assets and liabilities of the The RiverGuide Fund, a series of the AmeriPrime Advisors Trust (the "Predecessor Fund") in a tax-free reorganization. The Predecessor Fund commenced operations on December 7, 2001. The Trust Agreement permits the Board of Trustees to issue an unlimited number of shares of beneficial interest of separate series without par value. The Fund is one of a series of funds currently authorized by the Board of Trustees. The investment objective of the Fund is capital appreciation. The investment advisor to the Fund is Bates Total Asset Management, Inc. (the "Advisor").

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Securities Valuation - Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market generally are valued by the pricing service at the NASDAQ Official Closing Price. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees. Short-term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

Federal Income Taxes- There is no provision for federal income tax. The Fund intends to qualify each year as a "regulated investment company" under Sub-Chapter M of the Internal Revenue Code of 1986, as amended, by distributing substantially all of its net investment income and net realized capital gains.

Security Transactions and Related Income- The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the life of the respective securities.

Dividends and Distributions- The Fund intends to distribute substantially all of its net investment income as dividends to its shareholders on at least an annual basis. The Fund intends to distribute its net realized long term capital gains and its net realized short term capital gains at least once a year. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused by differences in the timing of the

                               The RiverGuide Fund
                        Notes to the Financial Statements
                            May 31, 2004 - continued
                                  (Unaudited)


NOTE 2. SIGNIFICANT ACCOUNTING POLICIES - continued

recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Fund.

Short Sales - The Fund engages in short selling activities, which are significantly different from the investment activities commonly associated with conservative stock funds. Positions in shorted securities are speculative and more risky than long positions (purchases) in securities because the maximum sustainable loss on a security purchased is limited to the amount paid for the security plus the transactions costs, whereas there is no maximum attainable price of the shorted security. Therefore, in theory, securities sold short have unlimited risk. Depending on market conditions, the Fund may have difficulty purchasing the security sold short, and could be forced to pay a premium for the security. There can be no assurance that the Fund will be able to close out the short position at any particular time or at an acceptable price. Short selling will also result in higher transaction costs (such as interest and dividends), and may result in higher taxes, which reduce the Fund's return. The Advisor does not intend to use leverage with respect to its short positions; as a result, the Fund's portfolio under normal circumstances will always include sufficient cash equivalents (such as money market instruments, U.S. Treasury Bills, money market funds or repurchase agreements) to cover its obligations to close its short positions.

NOTE 3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Advisor to the Fund is Bates Total Asset Management, Inc. Under the terms of the management agreement (the "Agreement"), the Advisor manages the Fund's investments subject to approval of the Board of Trustees and pays all of the expenses of the Fund, except brokerage fees and commissions, taxes, borrowing costs (such as interest and dividend expenses on securities sold short), fees and expenses of the non-interested Trustees and extraordinary expenses. As compensation for its management services and agreement to pay the Fund's expenses, the Fund is obligated to pay the Advisor a fee at the annual rate of 2.25% of the average value of its daily net assets. It should be noted that most investment companies pay their own operating expenses directly, while the Fund's expenses, except those specified above, are paid by the Advisor. For the six month period ended May 31, 2004, the Advisor earned a fee of $41,277 from the Fund. At May 31, 2004, the Advisor owed the Fund $2,562. This receivable was subsequently paid.

The Fund retains Unified Fund Services, Inc., ("Unified") a wholly owned subsidiary of Unified Financial Services, Inc., to manage the Fund's business affairs and provide the Fund with administrative, transfer agency and fund accounting services, including all regulatory reporting and necessary office equipment and personnel. The Advisor paid all administrative, transfer agency and fund accounting fees on behalf of the Fund per the Agreement. Certain Trustees and the officers of the Trust are members of management and employees of Unified, and/or shareholders of Unified Financial Services, Inc.

Unified Financial Securities, Inc., a wholly owned subsidiary of Unified Financial Services, Inc., acts as the principal distributor of the Fund's shares. There were no payments made by the Fund to the Distributor during the six month period ended May 31, 2004. Certain Trustees have an ownership interest in Unified Financial Services, Inc. (the parent company of the Distributor), and an officer of the Trust is an officer of the Distributor. As a result, those persons may be deemed to be affiliates of the Distributor.

                               The RiverGuide Fund
                        Notes to the Financial Statements
                            May 31, 2004 - continued
                                   (Unaudited)

NOTE 4. INVESTMENTS

For the six month period ended May 31, 2004, purchases and sales of investment securities, other than short-term investments and short-term government obligations were as follows:
                                           Amount
                                      ------------------
Purchases
     U.S. Government Obligations              $ -
     Other                                 400,000
Sales
     U.S. Government Obligations              $ -
     Other                                 400,000


As of May 31, 2004, the net unrealized depreciation of investments for tax purposes was as follows:

                           Amount
                        --------------
Gross Appreciation
Gross (Depreciation)             (176)
                        --------------
Net Depreciation
   on Investments              $ (176)
                        ==============

At May 31, 2004, the aggregate cost of securities, for federal income tax purposes was $3,358,819.

NOTE 5. ESTIMATES

Preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

NOTE 6. RELATED PARTY TRANSACTIONS

The beneficial ownership, either directly or indirectly, of 25% or more of the voting securities of a fund creates a presumption of control of the fund, under
Section 2(a)(9) of the Investment Company Act of 1940. As of May 31, 2004, Charles Schwab & Co., for the benefit of its customers, held over 99% of the Fund's shares.

NOTE 7. CAPITAL LOSS CARRYFORWARD

At May 31, 2004, the Fund had available for federal tax purposes an unused capital loss carryforward of $398,077, which is available for offset against future taxable net capital gains. This loss carryforward expires as follows:


                 Year of Expiration        Amount
               ---------------------   ------------
                      2011               $398,077


To the extent this carryforward is used to offset future capital gains, it is probable that the amount offset will not be distributed to shareholders.

                               The RiverGuide Fund
                        Notes to the Financial Statements
                            May 31, 2004 - continued
                                   (Unaudited)


NOTE 8. DISTRIBUTIONS TO SHAREHOLDERS

The Fund paid short-term capital gains in the amount of $1.284 per share during the fiscal year ended November 30, 2003.

The tax character of distributions paid in 2003 and 2002 was as follows:

                                      2003            2002
                                  -------------    ------------
Distributions paid from:
    Ordinary Income                        $ -             $ -
    Short-term Capital Gain            663,778               -
    Long-Term Capital Gain                   -               -

                                  -------------    ------------
                                     $ 663,778             $ -
                                  =============    ============


As of November 30, 2003, the components of distributable earnings/(accumulated losses) on a tax basis were as follows:

Undistributed ordinary income/(accumulated losses)                                    $ -
Undistributed long-term capital gain/(accumulated losses)                        (628,003)
Unrealized appreciation/(depreciation)                                           (306,439)

                                                                       -------------------
                                                                               $ (934,442)
                                                                       ===================



The difference between book basis and tax basis unrealized depreciation is attributable to the tax deferral of losses on wash sales.

There were no distributions paid for the six month period ended May 31, 2004.

NOTE 9. CHANGE OF AUDITORS

On March 3, 2004, McCurdy & Associates CPA's, Inc. ("McCurdy") notified the Fund of its intention to resign as the Fund's independent auditors upon selection of replacement auditors.

On March 14, 2004, the Fund's Audit Committee and Board selected Cohen McCurdy, Ltd. ("Cohen") to replace McCurdy as the Fund's auditors for the fiscal year ending November 30, 2004 to be effective upon the resignation of McCurdy.

On March 14, 2004, upon receipt of notice that Cohen was selected as the Fund's auditor, McCurdy resigned as independent auditors to the Fund. McCurdy's reports on the Fund's financial statements for the fiscal years ended November 30, 2003 and 2002 contained no adverse opinion or a disclaimer of opinion nor were they qualified or modified as to uncertainty, audit scope or accounting principles. During the two-year period ended October 31, 2003 through the date of engagement of Cohen, there were no disagreements with McCurdy on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure which, if not resolved to the satisfaction of McCurdy, would have caused McCurdy to make reference to the subject matter of the disagreements in connection with its reports on the Fund's financial statements for such periods.

Neither  the Fund nor anyone on its behalf  consulted  with Cohen on items which
(i) concerned the application of accounting principles to a specified transaction, either completed or proposed or the type of audit opinion that might be rendered on the Fund's financial statements as a result of such consultations or (ii) concerned the subject of a

                               The RiverGuide Fund
                        Notes to the Financial Statements
                            May 31, 2004 - continued
                                   (Unaudited)

NOTE 9. CHANGE IN ACCOUNTANTS - continued

disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of Regulation S-K) or a reportable event (as described in paragraph (a)(1)(v) of said Item 304).

NOTE 10. PORTFOLIO TURNOVER CALCULATION

The Fund's portfolio turnover rate was calculated using average daily long-term market values. The average daily market values are more representative of the Fund's trading activity, since the Fund held short-term investments and did extensive trading of short sales and options for significant time periods throughout the year ended November 30, 2003, resulting in the high portfolio turnover rate.

NOTE 11. SUBSEQUENT EVENT

Subsequent to the six month period ended May 31, 2004, the Board of Trustees approved the liquidation and termination of operations of the Fund effective June 30, 2004.

                                  PROXY VOTING

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request: (1) by calling the Fund at (877) 322-0574; and (2) from Fund documents filed with the Securities and Exchange Commission ("SEC") on the SEC's website at www.sec.gov.

TRUSTEES
Timothy L. Ashburn, Chairman
Gary E. Hippenstiel
Stephen A. Little
Daniel J. Condon
Ronald C. Tritschler

OFFICERS
Anthony J. Ghoston, President
Thomas G. Napurano, Chief Financial Officer and Treasurer
Carol J. Highsmith, Secretary

FUND'S ADVISOR
Bates Total Asset Management, Inc.
401 Junction Highway
Kerrville, TX 78028

DISTRIBUTOR
Unified Financial Securities, Inc.
431 N. Pennsylvania St.
Indianapolis, IN 46204

INDEPENDENT ACCOUNTANTS
Cohen McCurdy, Ltd.
27955 Clemens Rd.
Westlake, OH 44145

LEGAL COUNSEL
Thompson Coburn, LLP
145 Bank Plaza
St. Louis, MO 63101

CUSTODIAN
Huntington National Bank, N.A.
41 S. Street
Columbus, OH 43125

ADMINISTRATOR, TRANSFER AGENT
AND FUND ACCOUNTANT
Unified Fund Services, Inc.
431 N. Pennsylvania Street
Indianapolis, IN 46204






This report is intended only for the information of shareholders or those who have received the Fund's prospectus which contains information about the Fund's management fee and expenses. Please read the prospectus carefully before investing.

Distributed by Unified Financial Securities, Inc.
Member NASD/SIPC

Item 2. Code of Ethics.   Not Applicable.

Item 3. Audit Committee Financial Expert.  Not Applicable.

Item 4. Principal Accountant Fees and Services.  Not Applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Schedule of Investments.  Not Applicable - schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable.

Item 8.  Purchases of Equity Securities by Closed-End Funds.  Not applicable.

Item 9.  Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board of trustees.

Item 10.  Controls and Procedures.

(a) Based on an evaluation of the registrant's disclosure controls and procedures as of June 24, 2004, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 11.  Exhibits.

(a)(1)   Not Applicable.


(a)(2) Certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2under the Investment Company Act of 1940 are filed herewith.

(a)(3)   Not Applicable

(b) Certification pursuant to 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is filed herewith.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)      Unified Series Trust

By
*__/s/ Anthony J. Ghoston_______________________________________________________
         Anthony J. Ghoston, President

Date____August 2, 2004__________________________________________________________

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By
*_______/s/ Anthony J. Ghoston__________________________________________________
         Anthony J. Ghoston, President

Date_____August 2, 2004_________________________________________________________

By
*__/s/ Thomas G. Napurano_______________________________________________________
         Thomas Napurano, Chief Financial Officer and Treasurer

Date_July 29, 2004______________________________________________________________